Reconciliation of Financial Statements to the Form 5500	12 Months Ended
Dec. 31, 2025
EBP 029
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to the Form 5500	Reconciliation of Financial Statements to the Form 5500
There were no reconciling items between the net assets available for benefits per the Plans’ financial statements to the Form 5500 at December 31, 2025.

The following is a reconciliation of net change in net assets per the Plans’ financial statements to the Form 5500:

	Year Ended December 31, 2025
	Salaried Plan	Hourly Plan

Net increase before transfers from (to) other qualified plans	$237,301,172	$97,653,610
Change in deemed distributions	1,247,689	1,846,350
Net increase in net assets per the Form 5500	$238,548,861	$99,499,960
8.    Reconciliation of Financial Statements to the Form 5500 (continued)

The following is a reconciliation of net assets available for benefits per the Plans’ financial statements to the Form 5500 at December 31, 2024:

	December 31, 2024
	Salaried Plan	Hourly Plan

Net assets available for benefits per the financial statements	$2,315,691,935	$703,393,387
Amounts allocated to deemed distributions	(1,247,688)	(1,846,350)
Net assets available for benefits per the Form 5500	$2,314,444,247	$701,547,037

EBP 030
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to the Form 5500	Reconciliation of Financial Statements to the Form 5500
There were no reconciling items between the net assets available for benefits per the Plans’ financial statements to the Form 5500 at December 31, 2025.

The following is a reconciliation of net change in net assets per the Plans’ financial statements to the Form 5500:

	Year Ended December 31, 2025
	Salaried Plan	Hourly Plan

Net increase before transfers from (to) other qualified plans	$237,301,172	$97,653,610
Change in deemed distributions	1,247,689	1,846,350
Net increase in net assets per the Form 5500	$238,548,861	$99,499,960
8.    Reconciliation of Financial Statements to the Form 5500 (continued)

The following is a reconciliation of net assets available for benefits per the Plans’ financial statements to the Form 5500 at December 31, 2024:

	December 31, 2024
	Salaried Plan	Hourly Plan

Net assets available for benefits per the financial statements	$2,315,691,935	$703,393,387
Amounts allocated to deemed distributions	(1,247,688)	(1,846,350)
Net assets available for benefits per the Form 5500	$2,314,444,247	$701,547,037